Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Stock compensation expense	$ 2	$ 4	$ 9	$ 11	$ 13	$ 19